Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Revenue from collaborative research	$ 42,015,994	$ 50,283,510	$ 59,645,819	$ 47,054,397
Grant revenue	1,112,238	3,744,047	4,180,279	10,152,969
Total revenues	43,128,232	54,027,557	63,826,098	57,207,366
Costs and expenses:
Research and development	32,233,828	36,924,987	45,432,894	41,088,899
General and administrative	7,322,974	6,640,740	10,187,894	10,868,791
Total costs and expenses	39,556,802	43,565,727	55,620,788	51,957,690
Income (loss) from operations	3,571,430	10,461,830	8,205,310	5,249,676
Other income (expense)	(627,281)	4,752	156,445	1,467,444
Net comprehensive income (loss)	$ 2,944,149	$ 10,466,582	$ 8,361,755	$ 6,717,120
Basic net income (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted net income (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic weighted average number of common shares	1,463,798	1,078,145	1,083,286	1,025,602
Diluted weighted average number of common shares	21,908,859	21,412,848	1,083,286	1,025,602
Pro forma basic net income (loss) per common share	$ 0.16		$ 0.38
Pro forma diluted net income (loss) per common share	$ 0.14		$ 0.38
Pro forma basic weighted average number of common shares	18,419,588		18,039,142
Pro forma diluted weighted average number of common shares	20,328,791		21,473,689